INCOME TAXES - Income Tax Expense/(Recovery) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current tax expense/(recovery)
Current tax expense in respect of the current year	$ 86.2	$ 17.2
Adjustment for prior periods	156.4	4.8
Impact of foreign exchange	(3.9)	0.2
Interest and penalties	0.5	(0.4)
Current tax expense/(recovery)	239.2	21.8
Deferred tax (recovery)/expense
Deferred tax recovery recognized in the current year	(361.3)	(337.7)
Adjustment for prior periods	(5.5)	11.1
Impact of foreign exchange	13.7	(20.1)
Deferred tax (recovery)/expense	(353.1)	(346.7)
Total income tax recovery	$ (113.9)	$ (324.9)